Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) Segment	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segment | Segment		1	1
Available for sales securities, premium	$ 9,240,000	$ 9,240,000	$ 13,187,000	$ 8,065,000		$ 11,239,000
Total carrying value of company investments			19,498,000
Capitalized certain internally developed software	$ 38,759,000	$ 38,759,000	36,038,000	30,523,000
Advertising expenses			$ 59,978,000	39,138,000	$ 37,559,000
Recognized income tax positions, percentage	50.00%	50.00%	50.00%
Derivatives amount	$ 157,735,000	$ 157,735,000	$ 165,454,000
Amount of unsettled derivative instruments			0	0
Decrease in other comprehensive income	(96,000)	4,149,000
Money market funds [Member]
Significant Accounting Policies [Line Items]
Restricted cash	2,200,000	$ 2,200,000	$ 2,492,000	$ 2,180,000
Breakage Revenue [Member]
Significant Accounting Policies [Line Items]
Revenue recognition period		48 months	48 months
Commission Revenue [Member]
Significant Accounting Policies [Line Items]
Revenue recognition period		48 months	48 months
China [Member]
Significant Accounting Policies [Line Items]
Carrying value of non-marketable cost investment			$ 9,385,000
Total carrying value of company investments	19,498,000	$ 19,498,000
United States [Member]
Significant Accounting Policies [Line Items]
Carrying value of non-marketable cost investment	15,000,000	15,000,000	$ 15,000,000
Canada [Member]
Significant Accounting Policies [Line Items]
Carrying value of non-marketable cost investment	2,799,000	2,799,000
Turkey [Member]
Significant Accounting Policies [Line Items]
Carrying value of non-marketable cost investment	$ 2,000,000	2,000,000
Adjustments to Prior Period Errors [Member]
Significant Accounting Policies [Line Items]
Increase in liabilities		4,200,000
Decrease in other comprehensive income		4,000,000
Decrease in profit before tax		$ 200,000
Equipment, computer hardware and purchased computer software [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		3 years	3 years
Furniture and fixtures [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		5 years	5 years
Furniture and fixtures [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		10 years	10 years
Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment useful life description		Shorter of the contractual lease period or estimated useful life.	Shorter of the contractual lease period or their useful life.
Internally Developed Software and Website Development Costs [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment useful life		5 years	5 years